VOYA PARTNERS, INC.

Voya Index Solution Income Portfolio

Voya Index Solution 2020 Portfolio

Voya Index Solution 2025 Portfolio

Voya Index Solution 2030 Portfolio

Voya Index Solution 2035 Portfolio

Voya Index Solution 2040 Portfolio

Voya Index Solution 2045 Portfolio

Voya Index Solution 2050 Portfolio

Voya Index Solution 2055 Portfolio

Voya Index Solution 2060 Portfolio

Voya Solution Aggressive Portfolio

Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution Moderately Conservative Portfolio

Voya Solution 2020 Portfolio

Voya Solution 2025 Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

Voya Solution 2060 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018

to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios

(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

5.            The sub-section entitled “Key Portfolio Information – Conflict of Interest” is deleted in its entirety from the Portfolios’ Prospectuses.

6.            The first eight paragraphs in the sub-section entitled “More Information About the Portfolios – Asset Allocation Process” are deleted in their entirety and replaced with the following:

The Sub-Adviser has constructed and is managing each Portfolio using an asset allocation process to determine each Portfolio’s investment mix.

In the first stage of the process, the mix of asset classes (i.e., stocks and fixed-income securities of various types) that the Sub-Adviser believes is likely to produce the optimal mix of asset classes for each Portfolio’s investment objective is estimated. These estimates are made pursuant to an investment model that incorporates historical and expected returns, standard deviations and correlation coefficients of various asset classes as well as other financial variables. The mix of asset classes arrived at for each Portfolio is called the “Target Allocation.” The Sub-Adviser will review the Target Allocation at least annually regarding proposed changes. The Sub-Adviser will also make tactical allocations to overweight certain asset classes and styles, while underweighting other asset classes. These tactical allocations are intended to be in response to changing market conditions, and to enable the Sub-Adviser to shift to those asset classes that are expected to outperform under certain market conditions.

In the second stage, the Sub-Adviser determines the Underlying Funds in which each Portfolio invests to attain its Target Allocation. In choosing an Underlying Fund, the Sub-Adviser considers, among other factors, the degree to which the Underlying Fund’s holdings or other characteristics correspond to the desired Target Allocation. The Sub-Adviser typically invests at least 80% of a Portfolio’s assets in Underlying Funds that are affiliated with the Sub-Adviser, although the Sub-Adviser may in its discretion invest up to 20% of a Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds. Investments in Underlying Funds affiliated with the investment adviser present conflicts of interest for the investment adviser and sub-adviser.

The Sub-Adviser, at any time, may change the Underlying Funds in which a Portfolio invests, may add or drop Underlying Funds, and may determine to make tactical changes in a Portfolio’s Target Allocation depending on market conditions.

Periodically, based upon a variety of quantitative and qualitative factors, the Sub-Adviser uses economic and statistical methods to determine the optimal Target Allocation and ranges for each Portfolio, the resulting allocations to the Underlying Funds, and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following: (i) the investment objective of each Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and (v) the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocation will vary somewhat from its respective Target Allocation, although the percentages generally will remain within an acceptable range of the Target Allocation percentages, as determined by the Sub-Adviser. If changes are made as described above, it may take some time to fully implement the changes. The Sub-Adviser may implement the changes in a manner that seeks to minimize disruptive effects and added costs to a Portfolio and the Underlying Funds.

The Sub-Adviser intends to rebalance each Portfolio to return to its Target Allocation on at least a quarterly basis, but may rebalance more or less frequently as deemed appropriate. These allocations, however, are targets, and each Portfolio’s allocation could diverge substantially from those targets due to market movements and portfolio manager decisions.  If the Sub-Adviser believes it is in the best interests of a Portfolio and its shareholders to deviate from the Portfolio’s Target Allocation, it may rebalance more frequently than quarterly, limit the degree of rebalancing or avoid rebalancing altogether. The Target Allocations may be changed at any time by the Sub-Adviser.

The Sub-Adviser will have sole authority over the allocation of Portfolio assets, investments in particular Underlying Funds (including any Underlying Funds organized in the future) and the Target Allocation for each Portfolio, including determining the glide path of a Portfolio in a timely but reasonable manner based upon market conditions at the time of allocation changes. The pre-defined mixes will be reviewed at least annually and analyzed for consistency with current market conditions and industry trends.

7.            The following paragraph is added to the sub-section entitled “More Information About the Portfolios – Additional Information About the Principal Risks:”

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

8.                                    The sub-sections entitled “More Information About the Portfolios – Asset Allocation Risk” and “More Information About the Portfolios – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which a Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When a Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when a Portfolio is investing on a short term basis.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE